Income Taxes and Related Payments - Components of provision for income taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 1,962	$ 0		$ 3,139	$ 0
State and local	372	0		917	0
Foreign	138	247		220	579
Total	2,472	247		4,276	579
Federal	3,308	0		5,896	0
State and local	93	0		150	0
Total	3,401	0		6,046	0
Income tax expense	$ 5,873	$ 247		$ 10,322	$ 579	$ 1,047	$ 1,162	$ 1,281